Summary of Significant Accounting Policies and Critical Accounting Estimates (Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash at bank and on hand	$ 137,615	$ 217,644
Short-term bank deposits	301,565	72,367
Cash and Cash Equivalents	$ 439,180	$ 290,011	$ 392,667	$ 330,303